Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock, No Par Value
Common Stock, No Par Value
Common Stock, Shares, Issued	34,596,387	34,492,387	34,119,216
Common Stock, Shares, Outstanding	34,596,387	34,492,387	34,119,216